Allowance for Losses on Loans (Tables)	12 Months Ended
Sep. 30, 2011
Allowance for Losses on Loans [Abstract]
Summary of activity in allowance for loan losses
The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2011 and 2010:

September 30, 2011	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,160	$(38,465)	$3,072	$71,540	$83,307
Construction - speculative	26,346	(13,197)	2,143	(1,464)	13,828
Construction - custom	770	(237)	—	90	623
Land - acquisition & development	61,637	(39,797)	2,271	8,608	32,719
Land - consumer lot loans	4,793	(4,196)	—	4,923	5,520
Multi-family	5,050	(1,950)	71	4,452	7,623
Commercial real estate	3,165	(1,593)	328	2,431	4,331
Commercial & industrial	6,193	(4,733)	1,925	1,714	5,099
HELOC	586	(939)	185	1,307	1,139
Consumer	7,394	(4,602)	1,429	(1,250)	2,971
	$163,094	$(109,709)	$11,424	$92,351	$157,160

September 30, 2010	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$18,547	$(33,812)	$104	$62,321	$47,160
Construction - speculative	21,841	(28,930)	523	32,912	26,346
Construction - custom	81	(359)	188	860	770
Land - acquisition & development	104,569	(105,576)	844	61,800	61,637
Land - consumer lot loans	1,298	(359)	11	3,843	4,793
Multi-family	1,878	(2,010)	—	5,182	5,050
Commercial real estate	1,344	(651)	3	2,469	3,165
Commercial & industrial	7,327	(8,902)	923	6,845	6,193
HELOC	377	(118)	—	327	586
Consumer	9,574	(6,670)	1,140	3,350	7,394
	$166,836	$(187,387)	$3,736	$179,909	$163,094

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2011 and 2010:

September 30, 2011	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$77,441	$6,186,322	1.3%	$5,866	$32,556	18.0%
Construction - speculative	6,969	89,986	7.7	6,859	50,473	13.6
Construction - custom	623	279,851	0.2	—	—	—
Land - acquisition & development	10,489	61,277	17.1	22,230	139,415	15.9
Land - consumer lot loans	4,385	160,906	2.7	1,135	2,240	50.7
Multi-family	3,443	679,823	0.5	4,180	20,850	20.0
Commercial real estate	2,730	268,906	1.0	1,601	34,536	4.6
Commercial & industrial	5,058	106,406	4.8	41	2,926	1.4
HELOC	1,139	115,092	1.0	—	—	—
Consumer	2,971	67,509	4.4	—	—	—
	$115,248	$8,016,078	1.4%	$41,912	$282,996	14.8%
 ___________________

(1)	Excludes covered loans

September 30, 2010	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$41,057	$6,525,729	0.6%	$6,103	$26,107	23.4%
Construction - speculative	15,792	113,059	14.0	10,554	56,653	18.6
Construction - custom	770	254,454	0.3	—	1,930	—
Land - acquisition & development	19,296	59,819	32.3	42,341	247,411	17.1
Land - consumer lot loans	3,020	183,253	1.7	1,773	3,587	49.4
Multi-family	2,490	688,778	0.4	2,560	8,573	29.9
Commercial real estate	2,313	315,063	0.7	852	852	100.0
Commercial & industrial	5,374	82,251	6.5	819	819	100.0
HELOC	586	116,143	0.5	—	—	—
Consumer	7,394	92,625	8.0	—	—	—
	$98,092	$8,431,174	1.2%	$65,002	$345,932	18.8%
 ___________________

(1)	Excludes covered loans

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined in Note A) as of September 30, 2011 and 2010:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

September 30, 2010	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,395,018	$1,041	$155,778	$—	$—	$6,551,837
Construction - speculative	68,984	7,689	93,039	—	—	169,712
Construction - custom	256,384	—	—	—	—	256,384
Land - acquisition & development	110,088	9,868	187,274	—	—	307,230
Land - consumer lot loans	186,840	—	—	—	—	186,840
Multi-family	661,820	2,046	33,485	—	—	697,351
Commercial real estate	273,001	3,768	39,048	—	98	315,915
Commercial & industrial	62,699	10,436	9,758	—	177	83,070
HELOC	116,143	—	—	—	—	116,143
Consumer	90,497	1,150	977	—	—	92,624
	$8,221,474	$35,998	$519,359	$—	$275	$8,777,106
Total grade as a % of total gross loans	93.7%	0.4%	5.9%	—%	—%

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$45,619	$—	$595	$—	$—	$46,214
Construction - speculative	1,315	—	—	—	—	1,315
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	8,383	6,315	360	—	—	15,058
Land - consumer lot loans	543	—	111	—	—	654
Multi-family	32,448	—	2,458	—	—	34,906
Commercial real estate	118,124	1,361	28,979	—	—	148,464
Commercial & industrial	13,717	4,481	4,239	444	—	22,881
HELOC	21,730	—	—	—	—	21,730
Consumer	1,199	—	—	—	—	1,199
	243,078	12,157	36,742	444	—	292,421
Total grade as a % of total net loans	83.1%	4.2%	12.6%	0.2%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,982	2,980	54,682	—	—	67,644
Pool 2 - Single-family residential	3,667	—	8,263	—	—	11,930
Pool 3 - Multi-family	—	—	3,324	—	—	3,324
Pool 4 - HELOC & other consumer	3,544	—	5,411	—	—	8,955
Pool 5 - Commercial real estate	418	30,579	48,069	—	—	79,066
Pool 6 - Commercial & industrial	2,859	2,725	25,662	772	—	32,018
	$20,470	$36,284	$145,411	$772	$—	202,937
					Total covered loans	495,358
					Discount	(109,409)
					Allowance	$(3,766)
					Covered loans, net	$382,183

Schedule of Credit Risk Profile by Payment Activity
Credit Risk Profile Based on Payment Activity:

September 30, 2011	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,092,254	98.0%	$126,624	2.0%
Construction - speculative	125,076	89.0	15,383	11.0
Construction - custom	279,216	99.8	635	0.2
Land - acquisition & development	163,353	81.4	37,339	18.6
Land - consumer lot loans	154,303	94.6	8,843	5.4
Multi-family	693,009	98.9	7,664	1.1
Commercial real estate	292,062	96.2	11,380	3.8
Commercial & industrial	107,653	98.5	1,679	1.5
HELOC	114,611	99.6	481	0.4
Consumer	67,072	99.4	437	0.6
	$8,088,609	97.5%	$210,465	2.5%

September 30, 2010	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,428,214	98.1%	$123,623	1.9%
Construction - speculative	129,797	76.5	39,915	23.5
Construction - custom	256,384	100.0	—	—
Land - acquisition & development	242,347	78.9	64,883	21.1
Land - consumer lot loans	186,840	100.0	—	—
Multi-family	692,420	99.3	4,931	0.7
Commercial real estate	305,084	96.6	10,831	3.4
Commercial & industrial	82,699	99.6	371	0.4
HELOC	116,143	100.0	—	—
Consumer	91,647	98.9	977	1.1
	$8,531,575	97.2%	$245,531	2.8%

Sumary of impaired loans based on type
The following tables provide information on impaired loans based on loan types as of September 30, 2011 and 2010:

September 30, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$5,597	$9,575	$—		$5,935
Construction - speculative	8,286	11,026	—		7,374
Construction - custom	—	—	—		—
Land - acquisition & development	22,436	50,970	—		28,168
Land - consumer lot loans	—	—	—		—
Multi-family	3,233	4,508	—		4,058
Commercial real estate	3,462	3,963	—		2,141
Commercial & industrial	—	—	—		—
HELOC	—	—	—		—
Consumer	—	—	—		—
	43,014	80,042	—		47,676
With an allowance recorded:
Single-family residential	331,546	331,546	29,378		261,736
Construction - speculative	29,255	29,255	6,859		26,385
Construction - custom	—	—	—		—
Land - acquisition & development	49,036	49,912	22,230		41,006
Land - consumer lot loans	352	352	1,135		110
Multi-family	17,149	17,149	4,180		12,380
Commercial real estate	6,429	6,429	1,601		3,351
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	433,808	434,684	65,424	(1)	344,999
Total:
Single-family residential	337,143	341,121	29,378		267,671
Construction - speculative	37,541	40,281	6,859		33,759
Construction - custom	—	—	—		—
Land - acquisition & development	71,472	100,882	22,230		69,174
Land - consumer lot loans	352	352	1,135		110
Multi-family	20,382	21,657	4,180		16,438
Commercial real estate	9,891	10,392	1,601		5,492
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	$476,822	$514,726	$65,424	(1)	$392,675
____________________

(1)	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves.

September 30, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$3,385	$3,385	$—		$1,614
Construction - speculative	21,563	24,971	—		17,085
Construction - custom	—	—	—		—
Land - acquisition & development	24,011	35,594	—		38,957
Land - consumer lot loans	—	—	—		—
Multi-family	8,934	8,934	—		2,403
Commercial real estate	10,607	10,607	—		3,332
Commercial & industrial	3,632	3,632	—		953
HELOC	—	—	—		—
Consumer	—	—	—		—
	72,132	87,123	—		64,344
With an allowance recorded:
Single-family residential	241,683	241,684	10,321		214,799
Construction - speculative	45,754	45,754	10,554		37,991
Construction - custom	—	—	—		—
Land - acquisition & development	116,428	116,428	42,341		108,251
Land - consumer lot loans	—	—	1,773		—
Multi-family	7,783	7,783	2,560		4,793
Commercial real estate	5,216	5,216	852		1,480
Commercial & industrial	830	830	819		230
HELOC	—	—	—		—
Consumer	—	—	—		—
	417,694	417,695	69,220	(1)	367,544
Total:
Single-family residential	245,068	245,069	10,321		216,413
Construction - speculative	67,317	70,725	10,554		55,076
Construction - custom	—	—	—		—
Land - acquisition & development	140,439	152,022	42,341		147,208
Land - consumer lot loans	—	—	1,773		—
Multi-family	16,717	16,717	2,560		7,196
Commercial real estate	15,823	15,823	852		4,812
Commercial & industrial	4,462	4,462	819		1,183
HELOC	—	—	—		—
Consumer	—	—	—		—
	$489,826	$504,818	$69,220	(1)	$431,888

____________________

(1)	Includes $65,002,000 of specific reserves and $4,218,000 included in the general reserves.